Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Current assets
Cash and cash equivalents	$ 156,614	$ 114,993
Restricted cash	20,919
Accounts receivable, net of allowance of $25,632 (December 31, 2019 - $9,131) (note 16)	372,149	393,945
Contract assets (note 28)	61,101	42,772
Warehouse receivables (note 25)	232,207
Income tax recoverable	15,041	10,435
Prepaid expenses and other current assets (note 8)	177,780	145,171
Real estate assets held for sale (note 5)		10,741
Total current assets	1,035,811	718,057
Other receivables	14,989	16,678
Contract assets (note 28)	5,335	6,162
Other assets (note 8)	74,355	69,510
Fixed assets (note 10)	129,221	107,197
Operating lease right-of-use assets (note 9)	288,134	263,639
Deferred tax assets, net (note 22)	45,008	37,420
Intangible assets (note 11)	610,330	477,454
Goodwill (note 12)	1,088,984	949,221
Real estate assets held for sale (note 5)		247,376
Total noncurrent assets	2,256,356	2,174,657
Total assets	3,292,167	2,892,714
Current liabilities
Accounts payable and accrued expenses	297,766	261,910
Accrued compensation	450,894	495,374
Income tax payable	26,783	15,756
Contract liabilities (note 28)	21,076	24,133
Long-term debt - current (note 13)	9,024	4,223
Contingent acquisition consideration - current (note 25)	5,802	16,813
Warehouse credit facilities (note 15)	218,018
Operating lease liabilities (note 9)	78,923	69,866
Liabilities related to real estate assets held for sale (note 5)		36,191
Total current liabilities	1,108,286	924,266
Long-term debt - non-current (note 13)	470,871	607,181
Contingent acquisition consideration (note 25)	109,841	68,180
Operating lease liabilities (note 9)	251,680	229,224
Other liabilities	48,525	31,693
Deferred tax liabilities, net (note 22)	50,523	28,018
Convertible notes (note 14)	223,957
Liabilities related to real estate assets held for sale (note 5)		127,703
Total noncurrent liabilities	1,155,397	1,091,999
Redeemable non-controlling interests (note 18)	442,375	359,150
Shareholders' equity
Common shares (note 19)	457,993	442,153
Contributed surplus	66,971	60,706
Retained earnings	119,421	77,181
Accumulated other comprehensive loss	(61,979)	(67,164)
Total Company shareholders' equity	582,406	512,876
Non-controlling interests	3,703	4,423
Total shareholders' equity	586,109	517,299
Total liabilities and shareholders' equity	$ 3,292,167	$ 2,892,714